Property and Equipment (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,678	$ 16,618	$ 20,425